Restructuring Costs, Net	6 Months Ended
Jun. 30, 2015
Restructuring and Related Activities [Abstract]
Restructuring Costs, Net

NOTE 3 — RESTRUCTURING COSTS, NET

During the three and six months ended June 30, 2015 and 2014, Holdings incurred costs related to various cost reduction activities which are reported in the interim unaudited condensed consolidated statements of comprehensive income (loss) in restructuring costs, net. The components of restructuring costs, net are as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Manufacturing and distribution footprint optimization	$4.3	$2.5	$4.6	$5.2
Severance and other termination benefits	1.8	1.8	1.8	3.3
Impairment of property, plant and equipment	0.3	—	0.3	—
Gain on sale of equipment	—	—	—	(0.1)

	$6.4	$4.3	$6.7	$8.4

In May 2015, Holdings announced a plan to relocate the remainder of the U.S. manufacturing operations of its fuel delivery systems product line, along with associated equipment, to one of its existing Mexican subsidiaries. In addition, certain volume will be transferred to its existing fuel delivery systems operations in China. The plan will impact approximately 240 employees and is expected to be completed by March 31, 2016. Employees will be eligible for termination benefits including severance and medical insurance coverage. The total cost of the plan is estimated to be $7.5 million including $3.6 million for termination benefit costs, $3.3 million for equipment relocation and reinstallation costs, training, project management and other execution costs and $0.6 million in employee retention costs. During the three and six months ended June 30, 2015, Holdings accrued $0.5 million in termination benefit costs, incurred $0.2 million in employee retention costs and incurred $0.1 million of equipment relocation and plan execution costs.

During the three months ended June 30, 2015 and 2014, Holdings incurred costs associated with a manufacturing and distribution footprint optimization plan, which began in December 2013, that resulted in closure of one of its U.S. filtration facilities and the transfer of the manufacturing capacity, along with associated equipment, to one of Holdings’ existing U.S. facilities and one facility operated by Autoparts Holdings. During the three months ended June 30, 2015, Holdings incurred integration and execution costs of $4.0 million and additional equipment impairment charges of $0.3 million. During the six months ended June 30, 2015, Holdings incurred integration and execution costs of $4.3 million and additional equipment impairment charges of $0.3 million. During the three months ended June 30, 2014, Holdings recorded $2.2 million of equipment relocation and facility closing costs and $0.9 million of termination benefit costs. During the six months ended June 30, 2014, Holdings recorded $2.7 million of equipment relocation and facility closing costs and $1.8 million of termination benefit costs.

During the three and six months ended June 30, 2015, Holdings recorded employee severance costs of $1.3 million associated with headcount reductions.

During the three and six months ended June 30, 2014, Holdings recorded severance of $0.4 million and $0.7 million, respectively, related to involuntary terminations of employees as part of cost reduction actions and business realignment.

During the six months ended June 30, 2014, Holdings incurred manufacturing footprint optimization costs of $0.5 million related to its filtration product line, recorded residual closing costs of $0.1 million related to the closure of a China facility in 2013 and a gain on sale of equipment of $0.1 million associated with its now closed Mexican foundry operations.

During the three and six months ended June 30, 2014, Holdings incurred $0.3 million and $1.7 million, respectively, of professional costs and $0.5 million and $0.8 million, respectively, of severance costs, and during the six months ended June 30, 2014, $0.2 million of asset relocation and installation costs, all as part of a manufacturing footprint optimization plan for its fuel delivery systems product line.

The following table summarizes the activity in accrued restructuring reserves during the six months ended June 30, 2015 and 2014 (in millions):

	Severance Costs	Asset Impairments	Other	Total
Balance at December 31, 2014	$0.2	$—	$—	$0.2
Charges	1.8	0.3	4.6	6.7
Allocation to Autoparts Holdings	1.3	—	—	1.3
Usage	(0.3)	(0.3)	(4.5)	(5.1)

Balance at June 30, 2015	$3.0	$—	$0.1	$3.1

Balance at December 31, 2013	$1.4	$—	$—	$1.4
Charges	3.3	—	5.1	8.4
Usage	(2.4)	—	(5.1)	(7.5)

Balance at June 30, 2014	$2.3	$—	$—	$2.3

At June 30, 2015, the severance and other accruals of $2.1 million and $1.0 million are included in the interim unaudited condensed consolidated balance sheet in accrued expenses and other current liabilities and other long-term liabilities, respectively. At June 30, 2014, the severance accrual is included in the interim unaudited condensed consolidated balance sheet in accrued expenses and other current liabilities. While Holdings retains the obligation, a portion of severance expense accrued during the three and six months ended June 30, 2015 was allocated to Autoparts Holdings under the terms of the JSA (as defined in Note 12) and is included in the related party receivables in the interim unaudited condensed consolidated balance sheet.